Statements of Shareholders' Deficit (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt, principal amount converted	$ 6,600	$ 20,231
Accrued interest [Member]
Accrued interest on convertible debt converted	$ 500	$ 2,600